UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: MARCH 31, 2012"

Check here if Amendment [ ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  MAY 09, 2012. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			15

"Form13F Information Table Value Total:     $355,571 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 214         2,000SH	SOLE	    2,000
NUVEEN          		670928100 805	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 212	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 7,699      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 29,102    206,092SH	SOLE	  206,092
ISHARES TR MSCI EMERGING MKTS	464287234 3,022      70,362SH	SOLE	   70,362
TR MSCI EAFE INDEX FD 		464287465 14,760    268,908SH	SOLE      268,908
COBALT INTERNATIONAL            19075F106 236,687 7,881,675SH   SOLE    7,881,675
YOUKU COM INC                   98742u100 11,375    517,259SH   SOLE      517,259
BERKSHIRE HATHAWAY INC          084670108 1,097           9SH   SOLE            9
NORTHSTAR RLTY FIN CORP         66704R100 187        34,474SH   SOLE       34,474
HOMEAWAY INC                    43739Q100 242         9,556SH   SOLE        9,556
NETSPEND HOLDINGS INC           64118V106 660        85,026SH   SOLE       85,026
I SHARES BARCLAYS AGG           464287226 19,918    182,100SH   SOLE      182,100
I SHARES IBOXX HY CORP          464288513 29,591    330,000SH   SOLE      330,000